Long-term investments - Additional Information (Details)	1 Months Ended					12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	May 31, 2021 USD ($)	Oct. 31, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Net unrealized gains on investments held						$ 794,000
Impairment of long-term investments						794,000	$ 19,831,000
Shanghai Lexiang [Member]
Percentage of equity interest disposed					4.82
Consideration for disposal of equity interest							$ 268,000
Net unrealized gains on investments held						794,000
Impairment of long-term investments						$ 794,000
Clapper Media Group Inc. [Member] | Xunlei HK
Payments to Acquire Equity Method Investments			$ 1,000,000
Zhuhai Qianyou [Member]
Consideration for disposal of equity interest				$ 298,000
Percent of equity interest owned						19.00%
Yunshang Hemei [Member] | Wangwenhua
Payments to Acquire Equity Method Investments	$ 627,384	¥ 4,000,000
Blue Bayread Limited [Member] | Xunlei BVI
Payments to Acquire Equity Method Investments	$ 3,000,000